Leases - Schedule of future minimum lease receivables for operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Vessels
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	$ 754,710	$ 526,428
Vessels | Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	121,978	100,524
Vessels | Between 1 and 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	326,228	240,463
Vessels | More than five years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	306,505	185,441
Office lease
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	4,843	7,219
Office lease | Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,869	2,350
Office lease | Within two years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,689	1,895
Office lease | Between two and three years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,285	1,689
Office lease | Between three and four years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	0	1,285
Office lease | Between four and five years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	$ 0	$ 0